UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

ENTRUSTPERMAL ALTERNATIVE SELECT FUND

FORM N-Q

JANUARY 31, 2017

ENTRUSTPERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited)	January 31, 2017

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 12.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $2,823,884)	0.461%	2,823,884	$2,823,884

TOTAL INVESTMENTS - 12.9% (Cost - $2,823,884#)			2,823,884
Other Assets in Excess of Liabilities - 87.1%			19,140,367

TOTAL NET ASSETS - 100.0%			$21,964,251

#	Aggregate cost for federal income tax purposes is substantially the same.

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

EnTrustPermal Alternative Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund seeks to achieve its investment objective by implementing a tactical asset allocation program of alternative strategies overseen by the Fund’s manager, EnTrustPermal Asset Management LLC (“EnTrustPermal”), through which the Fund will allocate its assets among a number of alternative investment strategies implemented by multiple investment subadvisers. EnTrustPermal may also manage Fund assets directly.

The Fund’s assets may be invested in wholly-owned and controlled subsidiaries, each of which will have the same investment objective as the Fund. Among other investments, Alternative Select Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands and wholly-owned by the Fund, is expected to invest, directly or indirectly through the use of derivatives, in securities and commodity interests, which include commodity futures (including futures on broad-based securities indexes or interest rate futures, options on commodity futures, certain swaps and other investments). This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	$2,823,884	—	—	$2,823,884

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$1,123,823	—	$1,123,823

Total	$2,823,884	$1,123,823	—	$3,947,707

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$1,196,082	—	$1,196,082

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	—

At January 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,184,501	USD	2,400,362	Deutsche Bank AG	3/15/17	$12,402
CAD	937,396	USD	699,288	Deutsche Bank AG	3/15/17	21,397
CAD	354,256	USD	266,990	Deutsche Bank AG	3/15/17	5,368
CAD	246,877	USD	188,602	Deutsche Bank AG	3/15/17	1,201
CAD	102,056	USD	75,414	Deutsche Bank AG	3/15/17	3,048
CAD	659,698	USD	496,522	Deutsche Bank AG	3/15/17	10,665
CAD	243,212	USD	185,312	Deutsche Bank AG	3/15/17	1,673
CAD	503,437	USD	383,343	Deutsche Bank AG	3/15/17	3,708

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	381,698	USD	290,418	Deutsche Bank AG	3/15/17	$3,038
CAD	314,187	USD	239,940	Deutsche Bank AG	3/15/17	1,613
EUR	58,431	USD	62,270	Deutsche Bank AG	3/15/17	917
EUR	209,750	USD	226,313	Deutsche Bank AG	3/15/17	510
EUR	222,957	USD	233,976	Deutsche Bank AG	3/15/17	7,129
EUR	345,565	USD	364,379	Deutsche Bank AG	3/15/17	9,314
EUR	742,935	USD	785,920	Deutsche Bank AG	3/15/17	17,488
EUR	619,696	USD	654,998	Deutsche Bank AG	3/15/17	15,139
EUR	262,354	USD	280,078	Deutsche Bank AG	3/15/17	3,631
EUR	230,770	USD	245,917	Deutsche Bank AG	3/15/17	3,637
GBP	187,466	USD	237,754	Deutsche Bank AG	3/15/17	(1,714)
GBP	81,115	USD	100,282	Deutsche Bank AG	3/15/17	1,851
GBP	72,527	USD	89,135	Deutsche Bank AG	3/15/17	2,185
GBP	96,484	USD	118,355	Deutsche Bank AG	3/15/17	3,128
GBP	153,351	USD	188,793	Deutsche Bank AG	3/15/17	4,293
GBP	63,902	USD	78,617	Deutsche Bank AG	3/15/17	1,842
GBP	227,299	USD	276,429	Deutsche Bank AG	3/15/17	9,765
GBP	654,522	USD	797,267	Deutsche Bank AG	3/15/17	26,847
GBP	210,432	USD	259,631	Deutsche Bank AG	3/15/17	5,325
JPY	110,929,414	USD	975,933	Deutsche Bank AG	3/15/17	7,927
NOK	12,318,058	USD	1,458,423	Deutsche Bank AG	3/15/17	35,526
NOK	525,908	USD	60,379	Deutsche Bank AG	3/15/17	3,404
NOK	169,774	USD	19,571	Deutsche Bank AG	3/15/17	1,020
NZD	454,146	USD	319,544	Deutsche Bank AG	3/15/17	13,245
NZD	142,998	USD	99,191	Deutsche Bank AG	3/15/17	5,595
NZD	247,548	USD	171,271	Deutsche Bank AG	3/15/17	10,128
NZD	256,349	USD	179,308	Deutsche Bank AG	3/15/17	8,539
NZD	152,542	USD	106,677	Deutsche Bank AG	3/15/17	5,103
SEK	3,136,052	USD	340,522	Deutsche Bank AG	3/15/17	18,722
SEK	8,691,549	USD	949,687	Deutsche Bank AG	3/15/17	45,954
SEK	846,919	USD	92,853	Deutsche Bank AG	3/15/17	4,164
SEK	1,218,966	USD	130,974	Deutsche Bank AG	3/15/17	8,662
SEK	1,868,885	USD	203,062	Deutsche Bank AG	3/15/17	11,024
SEK	2,540,385	USD	279,304	Deutsche Bank AG	3/15/17	11,704
SEK	432,266	USD	48,536	Deutsche Bank AG	3/15/17	982
SGD	203,397	USD	143,035	Deutsche Bank AG	3/15/17	1,337
SGD	160,437	USD	112,602	Deutsche Bank AG	3/15/17	1,277
USD	1,233,667	AUD	1,671,771	Deutsche Bank AG	3/15/17	(32,965)
USD	785,950	AUD	1,087,802	Deutsche Bank AG	3/15/17	(38,233)
USD	102,782	AUD	140,525	Deutsche Bank AG	3/15/17	(3,688)
USD	213,786	AUD	284,403	Deutsche Bank AG	3/15/17	(1,694)
USD	516,462	CAD	687,928	Deutsche Bank AG	3/15/17	(12,428)
USD	2,288,850	CAD	3,054,889	Deutsche Bank AG	3/15/17	(59,799)
USD	729,223	EUR	683,375	Deutsche Bank AG	3/15/17	(9,777)
USD	381,927	EUR	358,083	Deutsche Bank AG	3/15/17	(5,303)
USD	346,135	EUR	330,469	Deutsche Bank AG	3/15/17	(11,233)
USD	177,671	EUR	170,035	Deutsche Bank AG	3/15/17	(6,204)
USD	1,231,260	EUR	1,150,496	Deutsche Bank AG	3/15/17	(12,883)
USD	650,769	GBP	516,377	Deutsche Bank AG	3/15/17	595
USD	1,520,674	GBP	1,230,721	Deutsche Bank AG	3/15/17	(28,938)
USD	368,044	JPY	43,088,326	Deutsche Bank AG	3/15/17	(14,116)
USD	591,855	JPY	67,841,088	Deutsche Bank AG	3/15/17	(9,844)
USD	264,578	NOK	2,289,892	Deutsche Bank AG	3/15/17	(13,143)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	72,471	NOK	625,911	Deutsche Bank AG	3/15/17	$(3,441)
USD	146,744	NOK	1,247,619	Deutsche Bank AG	3/15/17	(4,569)
USD	1,048,307	NOK	8,850,318	Deutsche Bank AG	3/15/17	(25,070)
USD	362,445	NZD	515,216	Deutsche Bank AG	3/15/17	(15,095)
USD	103,467	NZD	146,277	Deutsche Bank AG	3/15/17	(3,722)
USD	190,098	NZD	266,952	Deutsche Bank AG	3/15/17	(5,519)
USD	106,148	NZD	149,525	Deutsche Bank AG	3/15/17	(3,421)
USD	126,283	NZD	175,613	Deutsche Bank AG	3/15/17	(2,403)
USD	302,959	SEK	2,776,744	Deutsche Bank AG	3/15/17	(15,124)
USD	161,864	SEK	1,510,682	Deutsche Bank AG	3/15/17	(11,189)
USD	225,662	SEK	2,070,241	Deutsche Bank AG	3/15/17	(11,489)
USD	394,651	SEK	3,602,871	Deutsche Bank AG	3/15/17	(18,069)
USD	293,474	SEK	2,654,287	Deutsche Bank AG	3/15/17	(10,582)
USD	678,342	SEK	6,120,197	Deutsche Bank AG	3/15/17	(22,744)
USD	253,726	SGD	363,834	Deutsche Bank AG	3/15/17	(4,525)
AUD	3,534,986	USD	2,636,216	Morgan Stanley & Co. Inc.	3/15/17	42,097
AUD	176,784	USD	130,461	Morgan Stanley & Co. Inc.	3/15/17	3,481
AUD	558,905	USD	413,254	Morgan Stanley & Co. Inc.	3/15/17	10,205
AUD	814,909	USD	598,478	Morgan Stanley & Co. Inc.	3/15/17	18,945
AUD	422,100	USD	305,362	Morgan Stanley & Co. Inc.	3/15/17	14,446
AUD	72,113	USD	52,089	Morgan Stanley & Co. Inc.	3/15/17	2,548
AUD	111,281	USD	80,173	Morgan Stanley & Co. Inc.	3/15/17	4,140
AUD	128,109	USD	92,189	Morgan Stanley & Co. Inc.	3/15/17	4,874
AUD	56,520	USD	40,648	Morgan Stanley & Co. Inc.	3/15/17	2,175
AUD	106,860	USD	80,533	Morgan Stanley & Co. Inc.	3/15/17	431
CAD	279,690	USD	210,604	Morgan Stanley & Co. Inc.	3/15/17	4,426
CAD	124,325	USD	93,002	Morgan Stanley & Co. Inc.	3/15/17	2,581
CAD	94,851	USD	70,420	Morgan Stanley & Co. Inc.	3/15/17	2,503
CAD	145,971	USD	108,031	Morgan Stanley & Co. Inc.	3/15/17	4,194
CAD	106,151	USD	78,319	Morgan Stanley & Co. Inc.	3/15/17	3,292
CAD	279,925	USD	208,807	Morgan Stanley & Co. Inc.	3/15/17	6,404
CAD	772,125	USD	580,947	Morgan Stanley & Co. Inc.	3/15/17	12,675
CAD	916,662	USD	694,688	Morgan Stanley & Co. Inc.	3/15/17	10,057
CAD	591,980	USD	448,271	Morgan Stanley & Co. Inc.	3/15/17	6,853
CAD	289,805	USD	219,478	Morgan Stanley & Co. Inc.	3/15/17	3,329
EUR	190,725	USD	203,985	Morgan Stanley & Co. Inc.	3/15/17	2,265
EUR	1,530,986	USD	1,634,113	Morgan Stanley & Co. Inc.	3/15/17	21,491
EUR	348,730	USD	376,079	Morgan Stanley & Co. Inc.	3/15/17	1,036
EUR	749,707	USD	787,854	Morgan Stanley & Co. Inc.	3/15/17	22,877
EUR	689,495	USD	732,795	Morgan Stanley & Co. Inc.	3/15/17	12,823
EUR	362,546	USD	388,266	Morgan Stanley & Co. Inc.	3/15/17	3,790
GBP	321,896	USD	407,421	Morgan Stanley & Co. Inc.	3/15/17	(2,119)
GBP	341,840	USD	432,154	Morgan Stanley & Co. Inc.	3/15/17	(1,740)
GBP	87,572	USD	111,508	Morgan Stanley & Co. Inc.	3/15/17	(1,245)
GBP	47,974	USD	59,724	Morgan Stanley & Co. Inc.	3/15/17	681
GBP	133,639	USD	165,692	Morgan Stanley & Co. Inc.	3/15/17	2,574
GBP	104,907	USD	128,732	Morgan Stanley & Co. Inc.	3/15/17	3,358
GBP	339,161	USD	417,021	Morgan Stanley & Co. Inc.	3/15/17	10,019
GBP	103,048	USD	127,750	Morgan Stanley & Co. Inc.	3/15/17	1,999
GBP	245,454	USD	297,822	Morgan Stanley & Co. Inc.	3/15/17	11,231
GBP	110,888	USD	135,765	Morgan Stanley & Co. Inc.	3/15/17	3,855
GBP	322,308	USD	392,724	Morgan Stanley & Co. Inc.	3/15/17	13,097
GBP	225,063	USD	270,840	Morgan Stanley & Co. Inc.	3/15/17	12,539
JPY	29,127,814	USD	256,655	Morgan Stanley & Co. Inc.	3/15/17	1,687

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	13,294,055	USD	115,983	Morgan Stanley & Co. Inc.	3/15/17	$1,925
JPY	33,026,132	USD	280,949	Morgan Stanley & Co. Inc.	3/15/17	11,967
JPY	57,211,897	USD	486,157	Morgan Stanley & Co. Inc.	3/15/17	21,269
JPY	41,510,700	USD	355,873	Morgan Stanley & Co. Inc.	3/15/17	12,295
JPY	30,715,483	USD	264,148	Morgan Stanley & Co. Inc.	3/15/17	8,275
JPY	26,463,773	USD	228,103	Morgan Stanley & Co. Inc.	3/15/17	6,610
JPY	209,368,140	USD	1,826,744	Morgan Stanley & Co. Inc.	3/15/17	30,192
NOK	412,461	USD	47,349	Morgan Stanley & Co. Inc.	3/15/17	2,675
NOK	19,995,898	USD	2,371,987	Morgan Stanley & Co. Inc.	3/15/17	53,139
NZD	2,388,475	USD	1,700,714	Morgan Stanley & Co. Inc.	3/15/17	49,516
NZD	287,873	USD	204,936	Morgan Stanley & Co. Inc.	3/15/17	6,012
NZD	153,125	USD	105,601	Morgan Stanley & Co. Inc.	3/15/17	6,606
NZD	191,815	USD	132,590	Morgan Stanley & Co. Inc.	3/15/17	7,968
NZD	991,132	USD	688,201	Morgan Stanley & Co. Inc.	3/15/17	38,082
NZD	846,500	USD	591,559	Morgan Stanley & Co. Inc.	3/15/17	28,740
NZD	412,695	USD	288,084	Morgan Stanley & Co. Inc.	3/15/17	14,331
SEK	2,097,860	USD	230,622	Morgan Stanley & Co. Inc.	3/15/17	9,693
SEK	1,444,009	USD	159,146	Morgan Stanley & Co. Inc.	3/15/17	6,269
SEK	2,824,627	USD	317,241	Morgan Stanley & Co. Inc.	3/15/17	6,328
SEK	1,259,446	USD	141,010	Morgan Stanley & Co. Inc.	3/15/17	3,263
SEK	2,182,409	USD	244,974	Morgan Stanley & Co. Inc.	3/15/17	5,027
SEK	40,762,508	USD	4,582,675	Morgan Stanley & Co. Inc.	3/15/17	86,786
SGD	271,642	USD	190,643	Morgan Stanley & Co. Inc.	3/15/17	2,170
SGD	149,077	USD	104,802	Morgan Stanley & Co. Inc.	3/15/17	1,013
SGD	153,203	USD	107,540	Morgan Stanley & Co. Inc.	3/15/17	1,205
SGD	241,969	USD	169,318	Morgan Stanley & Co. Inc.	3/15/17	2,433
SGD	3,902,887	USD	2,738,983	Morgan Stanley & Co. Inc.	3/15/17	31,301
USD	366,579	AUD	495,488	Morgan Stanley & Co. Inc.	3/15/17	(8,832)
USD	504,034	AUD	679,178	Morgan Stanley & Co. Inc.	3/15/17	(10,551)
USD	309,245	AUD	415,715	Morgan Stanley & Co. Inc.	3/15/17	(5,725)
USD	255,938	AUD	344,443	Morgan Stanley & Co. Inc.	3/15/17	(5,032)
USD	201,864	AUD	270,847	Morgan Stanley & Co. Inc.	3/15/17	(3,346)
USD	179,389	AUD	248,579	Morgan Stanley & Co. Inc.	3/15/17	(8,949)
USD	103,755	AUD	142,236	Morgan Stanley & Co. Inc.	3/15/17	(4,011)
USD	72,670	AUD	99,618	Morgan Stanley & Co. Inc.	3/15/17	(2,806)
USD	139,378	AUD	189,393	Morgan Stanley & Co. Inc.	3/15/17	(4,117)
USD	170,675	AUD	231,902	Morgan Stanley & Co. Inc.	3/15/17	(5,027)
USD	476,077	AUD	637,004	Morgan Stanley & Co. Inc.	3/15/17	(6,555)
USD	706,468	AUD	944,049	Morgan Stanley & Co. Inc.	3/15/17	(8,799)
USD	413,418	AUD	554,227	Morgan Stanley & Co. Inc.	3/15/17	(6,497)
USD	550,221	AUD	729,888	Morgan Stanley & Co. Inc.	3/15/17	(2,784)
USD	1,199,904	CAD	1,608,148	Morgan Stanley & Co. Inc.	3/15/17	(36,466)
USD	1,494,610	CAD	1,993,337	Morgan Stanley & Co. Inc.	3/15/17	(37,900)
USD	18,669	EUR	17,466	Morgan Stanley & Co. Inc.	3/15/17	(218)
USD	97,167	EUR	89,858	Morgan Stanley & Co. Inc.	3/15/17	(6)
USD	206,620	EUR	193,219	Morgan Stanley & Co. Inc.	3/15/17	(2,326)
USD	70,630	EUR	67,263	Morgan Stanley & Co. Inc.	3/15/17	(2,108)
USD	39,338	EUR	37,448	Morgan Stanley & Co. Inc.	3/15/17	(1,159)
USD	283,628	EUR	265,034	Morgan Stanley & Co. Inc.	3/15/17	(2,979)
USD	3,425,348	EUR	3,201,901	Morgan Stanley & Co. Inc.	3/15/17	(37,179)
USD	199,898	GBP	157,690	Morgan Stanley & Co. Inc.	3/15/17	1,349
USD	2,170,011	GBP	1,720,744	Morgan Stanley & Co. Inc.	3/15/17	3,407
USD	167,158	GBP	131,047	Morgan Stanley & Co. Inc.	3/15/17	2,156

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	376,497	GBP	305,428	Morgan Stanley & Co. Inc.	3/15/17	$(8,070)
USD	85,057	GBP	68,841	Morgan Stanley & Co. Inc.	3/15/17	(1,621)
USD	984,215	JPY	110,425,935	Morgan Stanley & Co. Inc.	3/15/17	4,821
USD	87,810	JPY	9,949,614	Morgan Stanley & Co. Inc.	3/15/17	(435)
USD	144,690	JPY	16,420,850	Morgan Stanley & Co. Inc.	3/15/17	(950)
USD	95,854	JPY	11,219,202	Morgan Stanley & Co. Inc.	3/15/17	(3,652)
USD	69,122	JPY	8,101,899	Morgan Stanley & Co. Inc.	3/15/17	(2,735)
USD	159,333	JPY	18,547,804	Morgan Stanley & Co. Inc.	3/15/17	(5,172)
USD	407,120	JPY	47,934,243	Morgan Stanley & Co. Inc.	3/15/17	(18,021)
USD	370,472	JPY	43,102,235	Morgan Stanley & Co. Inc.	3/15/17	(11,812)
USD	192,158	JPY	22,278,165	Morgan Stanley & Co. Inc.	3/15/17	(5,433)
USD	344,437	JPY	39,931,786	Morgan Stanley & Co. Inc.	3/15/17	(9,727)
USD	240,259	JPY	27,346,621	Morgan Stanley & Co. Inc.	3/15/17	(2,285)
USD	241,994	JPY	27,496,300	Morgan Stanley & Co. Inc.	3/15/17	(1,877)
USD	315,857	JPY	35,754,013	Morgan Stanley & Co. Inc.	3/15/17	(1,254)
USD	194,109	JPY	22,209,327	Morgan Stanley & Co. Inc.	3/15/17	(2,871)
USD	267,763	NOK	2,256,734	Morgan Stanley & Co. Inc.	3/15/17	(5,937)
USD	936,086	NOK	7,900,047	Morgan Stanley & Co. Inc.	3/15/17	(22,042)
USD	368,663	NOK	3,112,961	Morgan Stanley & Co. Inc.	3/15/17	(8,880)
USD	138,320	NOK	1,185,147	Morgan Stanley & Co. Inc.	3/15/17	(5,416)
USD	265,857	NOK	2,277,870	Morgan Stanley & Co. Inc.	3/15/17	(10,406)
USD	303,154	NOK	2,602,219	Morgan Stanley & Co. Inc.	3/15/17	(12,446)
USD	126,472	NOK	1,073,381	Morgan Stanley & Co. Inc.	3/15/17	(3,709)
USD	134,308	NZD	189,843	Morgan Stanley & Co. Inc.	3/15/17	(4,805)
USD	139,770	NZD	195,657	Morgan Stanley & Co. Inc.	3/15/17	(3,604)
USD	288,297	NZD	403,597	Morgan Stanley & Co. Inc.	3/15/17	(7,452)
USD	258,302	NZD	358,608	Morgan Stanley & Co. Inc.	3/15/17	(4,479)
USD	405,745	NZD	582,441	Morgan Stanley & Co. Inc.	3/15/17	(21,056)
USD	470,592	NZD	676,434	Morgan Stanley & Co. Inc.	3/15/17	(25,086)
USD	258,643	NZD	365,300	Morgan Stanley & Co. Inc.	3/15/17	(9,042)
USD	1,798,404	NZD	2,499,735	Morgan Stanley & Co. Inc.	3/15/17	(33,356)
USD	2,957,170	SEK	27,246,331	Morgan Stanley & Co. Inc.	3/15/17	(163,975)
USD	189,414	SEK	1,737,888	Morgan Stanley & Co. Inc.	3/15/17	(9,666)
USD	237,742	SEK	2,184,594	Morgan Stanley & Co. Inc.	3/15/17	(12,509)
USD	229,016	SEK	2,083,205	Morgan Stanley & Co. Inc.	3/15/17	(9,621)
USD	220,717	SEK	2,006,765	Morgan Stanley & Co. Inc.	3/15/17	(9,164)
USD	458,862	SEK	4,129,897	Morgan Stanley & Co. Inc.	3/15/17	(14,230)
USD	682,906	SEK	6,181,123	Morgan Stanley & Co. Inc.	3/15/17	(25,160)
USD	457,112	SEK	4,066,208	Morgan Stanley & Co. Inc.	3/15/17	(8,683)
USD	105,247	SEK	934,848	Morgan Stanley & Co. Inc.	3/15/17	(1,843)
USD	1,097,957	SGD	1,564,013	Morgan Stanley & Co. Inc.	3/15/17	(12,185)
USD	222,344	SGD	320,487	Morgan Stanley & Co. Inc.	3/15/17	(5,139)
USD	180,976	SGD	261,427	Morgan Stanley & Co. Inc.	3/15/17	(4,586)
USD	61,460	SGD	89,007	Morgan Stanley & Co. Inc.	3/15/17	(1,717)
USD	56,390	SGD	81,619	Morgan Stanley & Co. Inc.	3/15/17	(1,543)
USD	68,537	SGD	99,389	Morgan Stanley & Co. Inc.	3/15/17	(2,010)
USD	59,799	SGD	86,705	Morgan Stanley & Co. Inc.	3/15/17	(1,745)
USD	240,757	SGD	348,940	Morgan Stanley & Co. Inc.	3/15/17	(6,922)
USD	397,057	SGD	570,047	Morgan Stanley & Co. Inc.	3/15/17	(7,565)
USD	336,188	SGD	484,599	Morgan Stanley & Co. Inc.	3/15/17	(7,782)
USD	369,897	SGD	530,184	Morgan Stanley & Co. Inc.	3/15/17	(6,430)
USD	197,845	SGD	282,361	Morgan Stanley & Co. Inc.	3/15/17	(2,576)

Total						$(72,259)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

3. Subsequent event

On November 2, 2016, the Fund announced that its Board of Trustees had determined that it was in the best interests of the Fund and its shareholders to terminate the Fund. The Fund ceased operations on February 3, 2017. Before that date, in preparation for the termination of the Fund, at the discretion of Fund portfolio management, the assets of the Fund were liquidated and the Fund ceased to pursue its investment objective.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017